Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Equity investments without readily determinable fair value	¥ 16,500	$ 2,589	¥ 3,500	¥ 4,714
Property and equipment			6,449
Fair Value, Nonrecurring
Summary Of Significant Accounting Policies [Line Items]
Equity investments without readily determinable fair value	¥ 16,500		3,500	¥ 4,714
Property and equipment			¥ 6,449